S000003853 [Member] Investment Strategy - Putnam U.S. Research Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance
Strategy Narrative [Text Block]
Investments
Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes, if any) in equity securities of companies located in the United States. This policy may be changed only after 60 days’ notice to shareholders. Equity securities include common stocks, preferred stocks, and convertible securities. The fund considers a company to be located in the United States if the company’s securities trade in the United States, the company is headquartered or organized in the United States or the company derives a majority of its revenues or profits in the United States.
The fund invests mainly in common stocks (growth or value stocks or both) of large U.S. companies that the Investment Manager believes have favorable investment potential. The fund’s portfolio managers work with sector analysts from the Putnam Equity Research team to identify high-conviction stocks within an analyst’s respective sector, using a bottom-up, fundamental research investment process. The Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows, and dividends when deciding whether to buy or sell investments. The Investment Manager attempts to mitigate risk in the portfolio by applying an integrated process to identify, assess, monitor, and address unintended risks.